Segment Reporting	12 Months Ended
Feb. 28, 2023
Segment Reporting [Abstract]
SEGMENT REPORTING

4. SEGMENT REPORTING

Operating segments are reported in a manner consistent with the internal reporting provided to the Chief Operating Decision Maker (“CODM”). The CODM, who is responsible for allocating resources and assessing performance of the operating segments, has been identified as the Group Chief Executive Officer (“CEO”), who makes strategic decisions.

Prior to the financial year ended February 28, 2022, the Group was organized into geographical business units and had four reportable segments by geography. There was only one reportable business segment, the Cartrack business segment. However, with the new business setup and new business acquired in the previous financial year, for management purposes, the Group organized its business units based on its products and services into the following reportable segments:

-	Cartrack is a provider of an on-the-ground operational Internet of Things (“IoT”) Software-as-a-service (“SaaS”) cloud that maximizes the value of transportation, operations and workflow data by providing insightful real-time data analytics to connected vehicles and equipment.

-	Carzuka is a physical and e-commerce vehicle buying and selling marketplace which allows customers to source, buy and sell vehicles efficiently and cost effectively.

-	Karooooo Logistics provides a software application enabling the management of last mile delivery and general operational logistics. This technology addresses the challenges of on-the-ground distribution for large enterprises requiring systems integrations, payment gateways, third-party long-haul services and crowd-sourced drivers in order to scale and meet their operational needs.

The CODM monitors the operating results of its business units separately for the purpose of making decisions about resource allocation and performance assessment. Segment performance is evaluated based on operating profit or loss which in certain respects, as explained in the table below, is measured differently from operating profit or loss in the consolidated financial statements.

The segment information provided to the Group CEO, for the reportable segments for the financial year ended February 28, 2023 and February 28, 2022 as follows:

Figures in Rand thousands	Cartrack	Carzuka	Karooooo Logistics	Total
February 28, 2023
Subscription revenue	3,003,931	-	6,141	3,010,072
Other revenue	72,709	-	-	72,709
Vehicle sales	-	250,845	-	250,845
Delivery service	-	-	173,441	173,441
Segment revenue	3,076,640	250,845	179,582	3,507,067

Segment operating profit/ (loss)	914,981	(37,813)	4,747	881,915

Depreciation and amortization	541,238	2,133	1,560	544,931
Capital expenditure	605,716	12,074	8,519	626,309

February 28, 2022
Subscription revenue	2,565,745	–	2,420	2,568,165
Other revenue	71,055	–	–	71,055
Vehicle sales	–	67,310	–	67,310
Delivery service	–	–	39,621	39,621
Segment revenue	2,636,800	67,310	42,041	2,746,151

Segment operating profit/ (loss)	715,336	(13,302)	(2,909)	699,125

Depreciation and amortization	497,161	97	101	497,359
Capital expenditure	594,171	1,916	363	596,450

For financial year ended February 28, 2021, the Group only has one business segment, the Cartrack business segment and hence, it is not separately presented in this note.

Reconciliation of information on reportable segments to the amounts reported in consolidated financial statements

	Year ended February 28
Figures in Rand thousands	2023	2022	2021
Total segment operating profits	881,915	699,125	726,562
IPO costs	-	(10,288)	(25,570)
Finance income	23,255	6,083	4,358
Finance cost	(10,095)	(12,331)	(9,302)
Fair value changes to derivative assets	(971)	(506)	–
Consolidated profit before taxation	894,104	682,083	696,048

Information about geographical areas:

	As of February 28
Non-current operating assets[1]	2023	2022

South Africa	1,417,103	1,295,683
Africa-Other	116,463	92,517
Europe	270,379	192,712
Asia-Pacific[2], Middle East & USA	380,436	314,421
	2,184,381	1,895,333

1	Non-current operating assets consist of property, plant and equipment, capitalized commission assets, intangible assets, goodwill and prepayments.

2	Included in Asia-Pacific is non-current assets from Singapore amount to ZAR 140.0 million (2022: ZAR 113.0 million).

Information about revenue from geographical areas are disclosed in Note 20.

There are no customers which contribute in excess of 10% of Group revenue for the financial year ended February 28, 2023, February 28, 2022 and February 28, 2021.